Selling, General and Administrative Expenses	12 Months Ended
Mar. 31, 2025
Selling, General and Administrative Expenses [Abstract]
Selling, general and administrative expenses

8.      Selling, general and administrative expenses

Selling, general and administrative expenses consist of the following:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Personnel expenses	¥2,020	¥2,287	¥2,684
Advertising and promotion expenses	1,294	661	1,874
Professional fees	1,262	710	6,163
Communication expenses	873	769	786
Subcontract expenses	787	473	857
Depreciation and amortization	483	679	727
Business management fee	363	458	397
Transaction related costs	297	335	423
Subcontract labor costs	280	130	142
Tax expenses	27	116	100
Others	353	139	305
Total	¥8,039	¥6,757	¥14,458